Condensed Consolidated Statements of Operations (unaudited) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Condensed Consolidated Statements of Operations (unaudited)
Revenue
Expenses:
General and administrative expenses	1,075	6,412	748	114,058
Legal and professional expenses	41,300	13,630	33,750	183,370
Regulatory filing expenses and fees		12,000	7,000	59,282
Escrow fees			9,793	11,893
Marketing expenses				54,438
Stock compensation expense				193,054
Consulting expenses				340,425
Management compensation				399,820
Total expenses	42,375	308,897	51,291	1,356,340
Operating loss	(42,375)	(308,897)	(51,291)	(1,356,340)
Non-operating income (expense):
Unrealized loss on joint venture			(123,508)
Interest expense				(510,658)
Total non-operating expense		(308,897)	(174,799)
Net loss	$ (42,375)	$ (308,897)	$ (174,799)	$ (1,866,998)
Net loss per share - basic and diluted	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.20)
Basic and diluted weighted average shares outstanding	4,443,208	11,164,921	8,886,416	9,253,980